UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03327
MFS SERIES TRUST XIII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
February 28*
Date of reporting period:
February 28, 2026
*This Form N-CSR pertains only to the following series of the Registrant: MFS Global Real Estate Fund. The remaining series of the Registrant have a fiscal year end other than August 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Global Real Estate Fund

Class A-MGLAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$61	1.19%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREA-SEM

MFS® Global Real Estate Fund

Class B-MGLDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$99	1.94%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREB-SEM

MFS® Global Real Estate Fund

Class C-MGLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$99	1.94%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREC-SEM

MFS® Global Real Estate Fund

Class I-MGLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$48	0.94%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GREI-SEM

MFS® Global Real Estate Fund

Class R1-MGLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$99	1.94%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER1-SEM

MFS® Global Real Estate Fund

Class R2-MGLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$74	1.44%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER2-SEM

MFS® Global Real Estate Fund

Class R3-MGLLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$61	1.19%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)
Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%
Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%
Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER3-SEM

MFS® Global Real Estate Fund

Class R4-MGLMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$48	0.94%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER4-SEM

MFS® Global Real Estate Fund

Class R6-MGLRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Global Real Estate Fund for the period of September 1, 2025 to February 28, 2026. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$44	0.85%
FUND STATISTICS AS OF 2/28/26
Net Assets ($):	2,267,395,054	Portfolio Turnover Rate (%):	24
Total Number of Holdings:	60
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 2/28/26)

Portfolio structure
Equities	99.4%
Money Market Funds	0.3%
Purchased Options	0.3%

Issuer country weightings
United States	60.9%
Japan	12.8%
Australia	9.7%
United Kingdom	7.5%
France	3.6%
Hong Kong	2.0%
Belgium	2.0%
Singapore	1.5%

Top ten holdings
Prologis, Inc., REIT	8.3%
Equinix, Inc., REIT	5.3%
Goodman Group, REIT	4.0%
Ventas, Inc., REIT	4.0%
Simon Property Group, Inc., REIT	3.9%
Digital Realty Trust, Inc., REIT	3.5%
Mitsubishi Estate Co. Ltd.	3.4%
Mitsui Fudosan Co. Ltd.	2.9%
Unibail-Rodamco-Westfield, REIT	2.5%
Equity Lifestyle Properties, Inc., REIT	2.4%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
GRER6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Global Real Estate Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Global Real Estate Fund
Portfolio of Investments − 2/28/26 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Construction – 9.3%
American Homes 4 Rent LP, REIT	1,375,523	$41,265,690
Equity Lifestyle Properties, Inc., REIT	802,409	53,889,789
Equity Residential, REIT	643,566	40,679,807
Essex Property Trust, Inc., REIT	140,448	35,829,689
Mid-America Apartment Communities, Inc., REIT	295,669	39,578,252
		$211,243,227
Entertainment – 1.9%
Lamar Advertising Co., REIT	317,439	$43,724,048
Gaming & Lodging – 4.4%
Ryman Hospitality Properties, Inc., REIT	299,903	$29,615,421
Sunstone Hotel Investors, Inc., REIT	2,475,806	22,975,480
VICI Properties, Inc., REIT	1,540,813	46,547,961
		$99,138,862
Medical & Health Technology & Services – 6.3%
Healthcare Realty Trust, Inc., REIT	2,275,068	$41,975,005
Healthpeak Properties, Inc.	670,412	11,852,884
Ventas, Inc., REIT	1,039,212	89,538,506
		$143,366,395
Real Estate – 52.7%
Acadia Realty Trust, REIT	1,909,273	$39,941,991
Big Yellow Group PLC, REIT	1,682,716	23,584,221
Capitaland Mall Trust	9,541,500	18,481,046
Charter Hall Group, REIT	2,509,353	39,412,192
Derwent London PLC, REIT	458,169	11,200,576
Essential Properties Realty Trust, REIT	916,590	31,109,065
Federal Realty Investment Trust, REIT	403,777	43,918,824
Goodman Group, REIT	4,351,036	89,610,252
GPT Group Co., REIT	10,648,761	38,345,649
Grainger PLC	11,494,205	29,741,135
Hongkong Land Holdings Ltd.	2,488,400	21,574,428
Industrial & Infrastructure Fund Investment Corp.	18,941	18,435,834
Invincible Investment Corp., REIT	33,623	14,274,677
Japan Metropolitan Fund Investment Corp., REIT	43,132	33,612,938
KDX Realty Investment Corp., REIT	12,471	13,575,833
Kimco Realty Corp., REIT	1,490,563	35,102,759
Klepierre	554,479	23,337,243
Land Securities Group PLC	3,868,050	33,700,626
LondonMetric Property PLC, REIT	6,418,818	18,598,199
Mitsubishi Estate Co. Ltd.	2,262,100	76,453,519
Mitsui Fudosan Accommodations Fund, Inc., REIT	19,728	17,420,620
Mitsui Fudosan Co. Ltd.	4,904,600	66,157,845
Nippon Building Fund, Inc., REIT	39,978	37,196,577
NNN REIT, Inc.	837,884	37,972,903
Parkway Real Estate LLC, REIT	4,660,967	14,813,098
GREFS-SEM

MFS Global Real Estate Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Regency Centers Corp., REIT	441,382	$34,869,178
Scentre Group Ltd., REIT	19,365,252	52,644,501
SEGRO PLC, REIT	4,671,167	52,954,396
Shurgard Self Storage Ltd., REIT	998,600	32,920,490
Simon Property Group, Inc., REIT	432,126	88,088,885
Star Asia Investment Corp., REIT	32,419	12,621,747
Swire Properties Ltd.	6,820,400	23,538,461
Unibail-Rodamco-Westfield, REIT (a)	458,740	57,538,314
Warehouses De Pauw, REIT	379,392	11,673,462
		$1,194,421,484
Real Estate - Office – 3.7%
BXP, Inc., REIT	510,820	$29,413,015
Cousins Properties, Inc., REIT	494,292	11,447,803
Douglas Emmett, Inc., REIT	1,353,881	13,389,883
Highwoods Properties, Inc., REIT	1,336,631	30,060,831
		$84,311,532
Real Estate - Storage – 12.1%
Americold Realty Trust, Inc.	1,493,238	$19,994,457
Extra Space Storage, Inc., REIT	233,405	35,251,157
Prologis, Inc., REIT	1,322,788	188,589,885
Rexford Industrial Realty, Inc., REIT	830,808	31,130,376
		$274,965,875
Telecom - Infrastructure – 8.8%
Digital Realty Trust, Inc., REIT	445,716	$78,980,875
Equinix, Inc., REIT	122,778	119,617,694
		$198,598,569
Total Common Stocks (Identified Cost, $1,830,692,085)		$2,249,769,992
Mutual Funds (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 3.7% (v) (Identified Cost, $6,984,822)	6,984,123	$6,984,822

Underlying/Expiration Date/Exercise Price (Rate)	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.3%
Medical & Health Technology & Services – 0.3%
Welltower, Inc. – 6/18/2026 @ $210	Call	Merrill Lynch International	$81,232,464	3,922	$4,314,200
Welltower, Inc. – 6/18/2026 @ $240	Call	Morgan Stanley Capital Services, Inc.	57,040,848	2,754	440,640
Welltower, Inc. – 9/18/2026 @ $220	Call	Morgan Stanley Capital Services, Inc.	24,191,616	1,168	1,464,672
Total Purchased Options (Premiums Paid, $3,738,810)					$6,219,512
Other Assets, Less Liabilities – 0.2%					4,420,728
Net Assets – 100.0%					$2,267,395,054

MFS Global Real Estate Fund
Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,984,822 and
$2,255,989,504, respectively.

(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 2/28/26 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $1,834,430,895)	$2,255,989,504
Investments in affiliated issuers, at value (identified cost, $6,984,822)	6,984,822
Foreign currency, at value (identified cost, $2,292,318)	2,291,979
Receivables for
Investments sold	4,842,744
Fund shares sold	1,008,656
Dividends	5,830,354
Other assets	62,518
Total assets	$2,277,010,577
Liabilities
Payables for
Investments purchased	$3,741,756
Fund shares reacquired	5,346,510
Payable to affiliates
Investment adviser	149,870
Administrative services fee	2,604
Shareholder servicing costs	197,637
Distribution and service fees	1,523
Payable for independent Trustees' compensation	8,564
Accrued expenses and other liabilities	167,059
Total liabilities	$9,615,523
Net assets	$2,267,395,054
Net assets consist of
Paid-in capital	$2,095,309,230
Total distributable earnings (loss)	172,085,824
Net assets	$2,267,395,054
Shares of beneficial interest outstanding	130,286,980

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$46,743,976	2,697,267	$17.33
Class B	107,440	6,096	17.62
Class C	4,452,702	255,320	17.44
Class I	772,789,635	44,489,829	17.37
Class R1	487,043	28,298	17.21
Class R2	1,915,719	109,887	17.43
Class R3	3,344,989	192,245	17.40
Class R4	583,101	33,514	17.40
Class R6	1,436,970,449	82,474,524	17.42

(a)
Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $18.39 [100 / 94.25 x $17.33]. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 2/28/26 (unaudited) Net investment income (loss)
Income
Dividends from unaffiliated issuers	$31,886,042
Dividends from affiliated issuers	866,324
Other	79,983
Foreign taxes withheld	(695,118)
Total investment income	$32,137,231
Expenses
Management fee	$8,987,739
Distribution and service fees	92,712
Shareholder servicing costs	414,785
Administrative services fee	146,389
Independent Trustees' compensation	23,402
Custodian fee	83,013
Shareholder communications	42,671
Audit and tax fees	40,476
Legal fees	6,235
Miscellaneous	111,299
Total expenses	$9,948,721
Reduction of expenses by investment adviser and distributor	(149,926)
Net expenses	$9,798,795
Net investment income (loss)	$22,338,436
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$18,467,470
Affiliated issuers	996
Foreign currency	22,861
Net realized gain (loss)	$18,491,327
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$109,116,407
Affiliated issuers	(1,598)
Translation of assets and liabilities in foreign currencies	(46,128)
Net unrealized gain (loss)	$109,068,681
Net realized and unrealized gain (loss)	$127,560,008
Change in net assets from operations	$149,898,444
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25
Change in net assets
From operations
Net investment income (loss)	$22,338,436	$52,145,222
Net realized gain (loss)	18,491,327	27,575,075
Net unrealized gain (loss)	109,068,681	(175,823,512)
Change in net assets from operations	$149,898,444	$(96,103,215)
Total distributions to shareholders	$(70,001,686)	$(58,001,808)
Change in net assets from fund share transactions	$(45,097,994)	$(116,752,469)
Total change in net assets	$34,798,764	$(270,857,492)
Net assets
At beginning of period	2,232,596,290	2,503,453,782
At end of period	$2,267,395,054	$2,232,596,290
See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Statements | Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.72	$17.84	$15.79	$17.49	$21.62	$16.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.27	$0.28	$0.21	$0.23
Net realized and unrealized gain (loss)	0.95	(1.07)	2.05	(1.10)	(3.92)	5.15
Total from investment operations	$1.09	$(0.75)	$2.32	$(0.82)	$(3.71)	$5.38
Less distributions declared to shareholders
From net investment income	$(0.48)	$(0.37)	$(0.27)	$(0.04)	$(0.30)	$(0.14)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.48)	$(0.37)	$(0.27)	$(0.88)	$(0.42)	$(0.14)
Net asset value, end of period (x)	$17.33	$16.72	$17.84	$15.79	$17.49	$21.62
Total return (%) (r)(s)(t)(x)	6.75 (n)	(4.19)	14.78	(4.81)	(17.53)	33.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.20	1.20	1.20	1.18	1.19
Expenses after expense reductions	1.19 (a)	1.18	1.19	1.19	1.17	1.18
Net investment income (loss)	1.74 (a)	1.96	1.67	1.78	1.05	1.21
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$46,744	$49,110	$59,440	$60,446	$77,694	$112,559

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class B	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.86	$17.94	$15.80	$17.57	$21.74	$16.47
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.19	$0.15	$0.17	$0.06	$0.09
Net realized and unrealized gain (loss)	0.96	(1.08)	2.05	(1.10)	(3.96)	5.18
Total from investment operations	$1.04	$(0.89)	$2.20	$(0.93)	$(3.90)	$5.27
Less distributions declared to shareholders
From net investment income	$(0.28)	$(0.19)	$(0.06)	$—	$(0.15)	$(0.00)(w)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.28)	$(0.19)	$(0.06)	$(0.84)	$(0.27)	$(0.00)(w)
Net asset value, end of period (x)	$17.62	$16.86	$17.94	$15.80	$17.57	$21.74
Total return (%) (r)(s)(t)(x)	6.34 (n)	(4.94)	13.92	(5.44)	(18.19)	32.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95 (a)	1.94	1.95	1.95	1.93	1.94
Expenses after expense reductions	1.94 (a)	1.93	1.94	1.94	1.92	1.93
Net investment income (loss)	0.98 (a)	1.14	0.96	1.04	0.32	0.48
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$107	$127	$307	$672	$1,126	$1,396

Class C	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.74	$17.83	$15.76	$17.53	$21.70	$16.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.15	$0.17	$0.06	$0.09
Net realized and unrealized gain (loss)	0.95	(1.08)	2.04	(1.10)	(3.96)	5.18
Total from investment operations	$1.03	$(0.88)	$2.19	$(0.93)	$(3.90)	$5.27
Less distributions declared to shareholders
From net investment income	$(0.33)	$(0.21)	$(0.12)	$—	$(0.15)	$(0.02)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.33)	$(0.21)	$(0.12)	$(0.84)	$(0.27)	$(0.02)
Net asset value, end of period (x)	$17.44	$16.74	$17.83	$15.76	$17.53	$21.70
Total return (%) (r)(s)(t)(x)	6.33 (n)	(4.92)	13.91	(5.45)	(18.19)	32.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95 (a)	1.95	1.95	1.95	1.93	1.94
Expenses after expense reductions	1.94 (a)	1.93	1.94	1.94	1.92	1.93
Net investment income (loss)	0.98 (a)	1.19	0.93	1.03	0.32	0.47
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$4,453	$5,128	$7,890	$10,849	$13,171	$16,414

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class I	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.78	$17.91	$15.85	$17.56	$21.71	$16.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.37	$0.31	$0.32	$0.27	$0.27
Net realized and unrealized gain (loss)	0.95	(1.09)	2.06	(1.10)	(3.94)	5.17
Total from investment operations	$1.11	$(0.72)	$2.37	$(0.78)	$(3.67)	$5.44
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.41)	$(0.31)	$(0.09)	$(0.36)	$(0.18)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.52)	$(0.41)	$(0.31)	$(0.93)	$(0.48)	$(0.18)
Net asset value, end of period (x)	$17.37	$16.78	$17.91	$15.85	$17.56	$21.71
Total return (%) (r)(s)(t)(x)	6.89 (n)	(3.98)	15.09	(4.57)	(17.32)	33.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.95	0.95	0.95	0.93	0.94
Expenses after expense reductions	0.94 (a)	0.93	0.94	0.94	0.92	0.93
Net investment income (loss)	1.98 (a)	2.22	1.90	2.03	1.32	1.47
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$772,790	$809,131	$976,417	$1,056,120	$1,143,428	$1,070,398

Class R1	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.54	$17.65	$15.65	$17.42	$21.51	$16.32
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.20	$0.15	$0.16	$0.06	$0.09
Net realized and unrealized gain (loss)	0.94	(1.06)	2.01	(1.09)	(3.92)	5.13
Total from investment operations	$1.02	$(0.86)	$2.16	$(0.93)	$(3.86)	$5.22
Less distributions declared to shareholders
From net investment income	$(0.35)	$(0.25)	$(0.16)	$—	$(0.11)	$(0.03)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.35)	$(0.25)	$(0.16)	$(0.84)	$(0.23)	$(0.03)
Net asset value, end of period (x)	$17.21	$16.54	$17.65	$15.65	$17.42	$21.51
Total return (%) (r)(s)(t)(x)	6.32 (n)	(4.87)	13.88	(5.49)	(18.15)	32.03
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.95 (a)	1.95	1.95	1.95	1.94	1.95
Expenses after expense reductions	1.94 (a)	1.93	1.94	1.94	1.92	1.93
Net investment income (loss)	1.01 (a)	1.25	0.91	1.03	0.31	0.48
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$487	$495	$647	$537	$501	$485

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R2	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.80	$17.90	$15.85	$17.55	$21.71	$16.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.12	$0.29	$0.23	$0.24	$0.17	$0.18
Net realized and unrealized gain (loss)	0.95	(1.08)	2.05	(1.10)	(3.96)	5.18
Total from investment operations	$1.07	$(0.79)	$2.28	$(0.86)	$(3.79)	$5.36
Less distributions declared to shareholders
From net investment income	$(0.44)	$(0.31)	$(0.23)	$(0.00)(w)	$(0.25)	$(0.10)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.44)	$(0.31)	$(0.23)	$(0.84)	$(0.37)	$(0.10)
Net asset value, end of period (x)	$17.43	$16.80	$17.90	$15.85	$17.55	$21.71
Total return (%) (r)(s)(t)(x)	6.59 (n)	(4.42)	14.46	(5.03)	(17.76)	32.71
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45 (a)	1.44	1.45	1.45	1.43	1.44
Expenses after expense reductions	1.44 (a)	1.43	1.44	1.44	1.42	1.43
Net investment income (loss)	1.51 (a)	1.71	1.41	1.53	0.82	0.97
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$1,916	$1,812	$2,449	$2,814	$2,818	$3,504

Class R3	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.78	$17.89	$15.84	$17.55	$21.70	$16.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.32	$0.27	$0.28	$0.21	$0.23
Net realized and unrealized gain (loss)	0.95	(1.07)	2.05	(1.10)	(3.94)	5.17
Total from investment operations	$1.09	$(0.75)	$2.32	$(0.82)	$(3.73)	$5.40
Less distributions declared to shareholders
From net investment income	$(0.47)	$(0.36)	$(0.27)	$(0.05)	$(0.30)	$(0.14)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.47)	$(0.36)	$(0.27)	$(0.89)	$(0.42)	$(0.14)
Net asset value, end of period (x)	$17.40	$16.78	$17.89	$15.84	$17.55	$21.70
Total return (%) (r)(s)(t)(x)	6.75 (n)	(4.18)	14.75	(4.80)	(17.53)	33.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20 (a)	1.20	1.20	1.20	1.18	1.20
Expenses after expense reductions	1.19 (a)	1.18	1.19	1.19	1.17	1.18
Net investment income (loss)	1.76 (a)	1.95	1.68	1.77	1.05	1.22
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$3,345	$3,379	$4,811	$5,957	$6,865	$6,082

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
Class R4	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.80	$17.93	$15.88	$17.56	$21.72	$16.45
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.37	$0.31	$0.33	$0.28	$0.27
Net realized and unrealized gain (loss)	0.96	(1.08)	2.05	(1.10)	(3.97)	5.18
Total from investment operations	$1.12	$(0.71)	$2.36	$(0.77)	$(3.69)	$5.45
Less distributions declared to shareholders
From net investment income	$(0.52)	$(0.42)	$(0.31)	$(0.07)	$(0.35)	$(0.18)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.52)	$(0.42)	$(0.31)	$(0.91)	$(0.47)	$(0.18)
Net asset value, end of period (x)	$17.40	$16.80	$17.93	$15.88	$17.56	$21.72
Total return (%) (r)(s)(t)(x)	6.92 (n)	(3.97)	15.00	(4.47)	(17.36)	33.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.95 (a)	0.95	0.95	0.95	0.92	0.95
Expenses after expense reductions	0.94 (a)	0.93	0.94	0.94	0.91	0.93
Net investment income (loss)	1.96 (a)	2.22	1.89	2.04	1.32	1.47
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$583	$1,275	$1,433	$1,134	$1,242	$5,680

Class R6	Six months ended	Year ended
	2/28/26 (unaudited)	8/31/25	8/31/24	8/31/23	8/31/22	8/31/21
Net asset value, beginning of period	$16.84	$17.97	$15.91	$17.61	$21.78	$16.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.38	$0.32	$0.34	$0.28	$0.29
Net realized and unrealized gain (loss)	0.95	(1.08)	2.07	(1.09)	(3.96)	5.19
Total from investment operations	$1.12	$(0.70)	$2.39	$(0.75)	$(3.68)	$5.48
Less distributions declared to shareholders
From net investment income	$(0.54)	$(0.43)	$(0.33)	$(0.11)	$(0.37)	$(0.19)
From net realized gain	—	—	—	(0.84)	(0.12)	—
Total distributions declared to shareholders	$(0.54)	$(0.43)	$(0.33)	$(0.95)	$(0.49)	$(0.19)
Net asset value, end of period (x)	$17.42	$16.84	$17.97	$15.91	$17.61	$21.78
Total return (%) (r)(s)(t)(x)	6.91 (n)	(3.89)	15.13	(4.39)	(17.31)	33.49
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.86 (a)	0.86	0.87	0.86	0.84	0.87
Expenses after expense reductions	0.85 (a)	0.85	0.85	0.85	0.82	0.85
Net investment income (loss)	2.07 (a)	2.30	1.99	2.12	1.41	1.55
Portfolio turnover rate	24 (n)	35	48	30	29	22
Net assets at end of period (000 omitted)	$1,436,970	$1,362,139	$1,450,060	$1,289,084	$1,382,324	$1,419,175

See Notes to Financial Statements

MFS Global Real Estate Fund
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)
The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited)
(1) Business and Organization
MFS Global Real Estate Fund (the fund) is a diversified series of MFS Series Trust XIII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2) Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; difficulties in valuing and disposing of real estate; fluctuations in interest rates and property tax rates, shifts in zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; overbuilding; losses due to casualty or condemnation; changes in property values and rental rates; the management skill and creditworthiness of the manager; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Segment Reporting — An operating segment is defined in FASB Accounting Standards Codification Topic 280, Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker (CODM) in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. The fund represents a single operating segment and the Chairman’s Committee of the fund's adviser acts as the segment’s CODM. The fund’s total returns, expense ratios, and changes in net assets which are used by the CODM to assess segment performance and to make resource allocation decisions to the segment are consistent with that presented within the fund’s financial statements.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2026 in valuing the fund's assets and liabilities:

Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$2,249,769,992	$—	$—	$2,249,769,992
Purchased Options	—	6,219,512	—	6,219,512
Investment Companies	6,984,822	—	—	6,984,822
Total	$2,256,754,814	$6,219,512	$—	$2,262,974,326
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at February 28, 2026 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Equity	Purchased Option Contracts	$6,219,512
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended February 28, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$2,689,760
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended February 28, 2026 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$2,480,702
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For exchange-traded and cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the exchange or clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the exchange or clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for exchange-traded or cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased call options for a premium. Purchased call options entitle the holder to buy a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date. Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the fund. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. The fund receives substantial distributions from holdings in REITs.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for generally a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to real estate investment trusts, passive foreign investment companies, and wash sale loss deferrals.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 8/31/25
Ordinary income (including any short-term capital gains)	$58,001,808
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
As of 2/28/26
Cost of investments	$1,890,829,941
Gross appreciation	429,593,576
Gross depreciation	(57,449,191)
Net unrealized appreciation (depreciation)	$372,144,385
As of 8/31/25
Undistributed ordinary income	45,900,030
Capital loss carryforwards	(216,828,761)
Other temporary differences	88,223
Net unrealized appreciation (depreciation)	263,029,574
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of August 31, 2025, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(12,355,165)
Long-Term	(204,473,596)
Total	$(216,828,761)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 2/28/26	Year ended 8/31/25
Class A	$1,332,941	$1,196,246
Class B	1,899	3,023
Class C	95,062	85,617
Class I	23,764,567	22,186,392
Class R1	10,531	9,053
Class R2	46,896	35,090
Class R3	87,338	97,991
Class R4	29,132	33,338
Class R6	44,633,320	34,355,058
Total	$70,001,686	$58,001,808
(3) Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2.5 billion	0.75%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, this management fee reduction amounted to $149,925, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.80% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
				Classes
A	B	C	I	R1	R2	R3	R4	R6
1.35%	2.10%	2.10%	1.10%	2.10%	1.60%	1.35%	1.10%	1.04%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until December 31, 2026. For the six months ended February 28, 2026, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,840 for the six months ended February 28, 2026, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$57,860
Class B	0.75%	0.25%	1.00%	1.00%	564
Class C	0.75%	0.25%	1.00%	1.00%	23,476
Class R1	0.75%	0.25%	1.00%	1.00%	2,411
Class R2	0.25%	0.25%	0.50%	0.50%	4,440
Class R3	—	0.25%	0.25%	0.25%	3,961
Total Distribution and Service Fees					$92,712
(d)
 In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)
 The annual effective rates represent actual fees incurred under the distribution plan for the six months ended February 28, 2026 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended February 28, 2026, this rebate amounted to $1 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended February 28, 2026, were as follows:
Amount
Class A	$24
Class B	—
Class C	98
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended February 28, 2026, the fee was $15,952,

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended February 28, 2026, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $398,833.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended February 28, 2026 was equivalent to an annual effective rate of 0.0133% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended February 28, 2026, this reimbursement amounted to $79,926, which is included in “Other” income in the Statement of Operations.
(4) Portfolio Securities
For the six months ended February 28, 2026, purchases and sales of investments, other than short-term obligations and purchased options with an expiration date of less than one year from the time of purchase, aggregated $523,860,100 and $601,102,103, respectively.
(5) Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares sold
Class A	73,909	$1,222,208	303,829	$5,042,065
Class C	7,488	123,829	18,604	306,817
Class I	4,341,618	71,101,474	9,051,922	148,781,876
Class R1	1,468	23,692	3,276	53,770
Class R2	12,176	202,854	19,153	320,070
Class R3	17,118	282,516	78,594	1,301,673
Class R4	2,056	34,049	9,087	151,238
Class R6	4,500,640	75,106,225	9,984,458	166,108,317
	8,956,473	$148,096,847	19,468,923	$322,065,826

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 2/28/26		Year ended 8/31/25
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	83,300	$1,331,132	71,755	$1,194,729
Class B	117	1,899	179	3,023
Class C	5,904	95,062	5,108	85,617
Class I	1,413,003	22,608,042	1,278,871	21,331,560
Class R1	663	10,531	547	9,053
Class R2	2,916	46,896	2,094	35,090
Class R3	5,445	87,338	5,864	97,991
Class R4	1,817	29,132	1,995	33,338
Class R6	2,624,744	42,127,140	1,876,946	31,401,307
	4,137,909	$66,337,172	3,243,359	$54,191,708
Shares reacquired
Class A	(397,398)	$(6,528,945)	(769,842)	$(12,709,516)
Class B	(1,553)	(25,805)	(9,748)	(160,267)
Class C	(64,501)	(1,063,076)	(159,914)	(2,655,971)
Class I	(9,485,870)	(156,693,986)	(16,636,528)	(276,656,935)
Class R1	(3,783)	(60,507)	(10,502)	(170,393)
Class R2	(13,053)	(214,856)	(50,186)	(853,798)
Class R3	(31,711)	(530,672)	(151,919)	(2,497,745)
Class R4	(46,267)	(753,019)	(15,099)	(245,924)
Class R6	(5,544,240)	(93,661,147)	(11,669,356)	(197,059,454)
	(15,588,376)	$(259,532,013)	(29,473,094)	$(493,010,003)
Net change
Class A	(240,189)	$(3,975,605)	(394,258)	$(6,472,722)
Class B	(1,436)	(23,906)	(9,569)	(157,244)
Class C	(51,109)	(844,185)	(136,202)	(2,263,537)
Class I	(3,731,249)	(62,984,470)	(6,305,735)	(106,543,499)
Class R1	(1,652)	(26,284)	(6,679)	(107,570)
Class R2	2,039	34,894	(28,939)	(498,638)
Class R3	(9,148)	(160,818)	(67,461)	(1,098,081)
Class R4	(42,394)	(689,838)	(4,017)	(61,348)
Class R6	1,581,144	23,572,218	192,048	450,170
	(2,493,994)	$(45,097,994)	(6,760,812)	$(116,752,469)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Fund, the MFS Moderate Allocation Fund, the MFS Aggressive Growth Allocation Fund, the MFS Conservative Allocation Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, the MFS Lifetime 2050 Fund, and the MFS Lifetime 2055 Fund were the owners of record of approximately 12%, 9%, 7%, 3%, 2%, 1%, 1%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime Income Fund, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2060 Fund, and the MFS Lifetime 2065 Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund's Class R1 and Class R2 shares were closed to new eligible investors.

MFS Global Real Estate Fund
Notes to Financial Statements (unaudited) - continued
(6) Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate), 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 11, 2027 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended February 28, 2026, the fund’s commitment fee and interest expense were $5,319 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. The following were affiliated issuers for the six months ended February 28, 2026:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$21,998,860	$324,631,584	$339,645,020	$996	$(1,598)	$6,984,822

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$866,324	$—

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Global Real Estate Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Global Real Estate Fund. See the Statement of Operations and Note 3 within the Notes to Financial Statements for more information.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XIII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   April 15, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  April 15, 2026

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  April 15, 2026

*  Print name and title of each signing officer under his or her signature.